Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

2.1.   Basis of presentation

As a result of the reorganization described below, these financial statements have been presented for all periods as if the Company was the holding company of the Group Response.

The Company became the holding company of the Group Response in June 2023 through a business combination (note 1.1) and as a result Emergência Participações S.A. (predecessor entity) became a wholly owned subsidiary of Ambipar Emergency Response.

These transactions are being accounted for on the predecessor values basis as common control transactions, based on the predecessor values recognized by the Company in its Consolidated Financial Statements from the dates that it obtained control of the Group Response.

Upon conclusion of the business combination, the results of operations of the Group were included in the Consolidated Financial Statements of the Company as if the Company had always owned the Group Response.

The Consolidated Financial Statements are expressed in thousands of Reais (“R$”), and the reporting of amounts in other currencies, when needed, is also expressed in thousands, unless otherwise indicated.

The preparation of the Consolidated Financial Statements requires Management to make judgments, use estimates and adopt assumptions that affect the amounts presented for revenues, expenses, assets and liabilities, including contingent liabilities. However, uncertainty relating to these judgments, assumptions and estimates could lead to results that require a significant adjustment to the book value of certain assets and liabilities in future years.

Ambipar Emergency Response’s Management states and confirms that all relevant information for the Consolidated Financial Statements is being evidenced and corresponds to the one used by Management in the administration.

The Consolidated Financial Statements have been prepared on the historical cost’s basis, except certain financial assets and liabilities that measured at their fair value.

The Ambipar Emergency Response’s businesses included in these Consolidated Financial Statements are not generated as a single legal entity. These Consolidated Financial Statements are, therefore, not necessarily indicative of performance, cash flows obtained, and possessing actual equity and financial situation, as if this Ambipar Emergency Response had operated in a single legal entity during the years, or indicative of future results.

The Consolidated Financial Statements have been prepared on a going concern basis, which assumes that the Ambipar Emergency Response will be able to discharge its liabilities.

Basis of consolidation

2.2.   Basis of consolidation

These Consolidated Financial Statements include the results of the Company and all its subsidiaries undertakings made up to the same accounting date. All intra-Group balances, transactions, income and expenses are eliminated in full on consolidation. The results of subsidiary undertakings acquired or disposed of during the period are included or excluded from the consolidated income statement from the effective date of acquisition or disposal.

New or revised pronouncements applied for the first time in 2024

2.3.   New or revised pronouncements applied for the first time in 2024

The new IFRS standards will only be applied in Brazil after the issuance of the respective standards in Portuguese by the Accounting Pronouncements Committee and approval by the Federal Accounting Council.

a) Amendments to IAS 1 Presentation of financial projections

The IASB issued amendments to IAS 1 in January 2020 and October 2022, and these amendments clarified the following points:

•        An entity’s right to defer settlement of a liability for at least twelve months after the reporting period must be substantial and exist before the end of that period;

•        If an entity’s right to defer settlement of a liability is subject to covenants, such covenants have the existence of that right at the end of the reporting period only if the obligation to comply with the covenant exists at or before the end of the reporting period;

•        The classification of a liability as current or non-current is not affected by the likelihood that an entity will exercise its right to defer settlement; and

•        In the case of a liability that can be settled, at the option of the counterparty, by the transfer of the entity’s own equity instruments, such settlement terms do not affect the classification of the liability as current or non-current only if the option of replacement as an equity instrument is exercised.

These amendments have no effect on the measurement of any items in the Group’s consolidated financial statements. However, the classification of certain borrowings has changed from non-current to current as a result of the application of the amendments for the current year as well as for the comparative period.

b) Amendments to IFRS 16 Leases

We have increased the subsequent measurement requirements for sale and leaseback transactions, which meet the requirements of IFRS 15 for accounting purposes as a sale.

On September 22, 2022, the IASB issued amendments to IFRS 16 — which address the subsequent measurement for sale and leaseback (releaseback) transactions.

Prior to the amendments, IFRS 16 did not contain specific measurement requirements for lease liabilities that may contain payments of lease variables arising from a sale and leaseback transaction. When applying the subsequent measurement requirements for lease liabilities to a sale and leaseback transaction, the lessee-seller shall determine “lease payments” or “revised lease payments” in such a way that the lessee-seller does not recognise any amount of gain or loss relating to the right of use retained by the lessee-seller.

These amendments had no effect on the Group’s consolidated financial projections.

c) Amendments to IAS 7 and IFRS 7

On 25 May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures.

The amendments exclude entities from providing certain specific disclosures (qualitative and quantitative) relating to supplier financing arrangements (reverse factoring, forfeit or drawee risk). The amendments also provide guidance on the characteristics of supplier financing arrangements.

New standards, revisions and interpretations issued that were not yet in force as of December 31, 2024

2.4.   New standards, revisions and interpretations issued that were not yet in force as of December 31, 2024

For the following rules or changes, management has not yet determined whether there will be significant impacts on the Company’s financial statements, namely:

a) Amendments to IAS 21 — disabling the disclosure of information that allowed users of projections to examine the impact of a currency not being exchangeable — effective for periods beginning on or after January 1, 2025;

b) Amendments to IFRS 7 and IFRS 9 — classification and measurement of financial instruments and contracts that reference nature-dependent electricity — effective for periods beginning on or after January 1, 2026;

c) IFRS 18 Presentation and Disclosure in Financial Statements. The new standard, which was issued by the IASB in April 2024, replaces IAS 1 and will result in major changes to IFRS Accounting Standards, including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Although IFRS 18 will not have any effect on the recognition and measurement of items in consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorization and subtotals in the income statement, aggregation/disaggregation and labeling of information, and disclosure of performance measures defined by management. A related standard has not yet been issued in Brazil — effective for periods beginning on or after January 1, 2027;

d) Amendments to IFRS 19 Subsidiaries without Public Responsibility: Disclosures — allows eligible subsidiaries to apply the Accounting Standards in IFRS with the limited disclosure requirements of IFRS 19 — effective for periods beginning on or after January 1, 2027;

The Company is currently evaluating the impact of these new accounting standards and amendments. For the amendments to IFRS 19, the Company does not expect to be eligible to apply the reduced disclosure requirements.

Other pronouncements and interpretations

There are no other rules, changes in rules and interpretations that are not in force that the Company and its subsidiaries expect to have a material impact resulting from their application in their individual and consolidated financial statements.